SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Value-added-tax ("VAT") (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Value-added-tax ("VAT")
Value-added-tax ("VAT") recoverable	¥ 112,067	¥ 72,958
VAT recoverable	290,065	98,863
Accrued expenses and other payables
Value-added-tax ("VAT")
VAT payables	¥ 11,213	¥ 5,954